Consolidated Statements of Financial Position - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	₪ 78,318	₪ 101,139
Restricted cash	1,316	9,660
Trade receivables, net	51,846	60,411
Other receivables	134,660	141,116
Inventory	120,305	105,469
Biological assets	5,023	822
Financial assets measured at fair value through profit or loss	333	187
Total Current assets	391,801	418,804
Non-current assets
Other receivables	423	4,207
Property, plant and equipment and right-of-use asset	105,244	97,473
Goodwill	224,594	221,080
Loan measured at fair value through profit or loss		18,447
Deferred tax assets	38,365	24,681
Financial assets measured at fair value through profit or loss	2,147	1,922
Total Non-current assets	370,773	367,810
Total assets	762,574	786,614
Current liabilities
Short term loans and current maturities	69,435	88,194
Trade payables	77,540	78,440
Other payables	41,809	55,152
Contingent consideration	3,966	4,082
Financial liability with respect to shares and warrants to be issued	34,000
Total Current liabilities	226,750	225,868
Non-current liabilities
Long-term loans	113,979	82,202
Liabilities in respect of employee benefits	973	841
Lease liability	23,201	20,641
Total Non-current liabilities	138,153	103,684
Total liabilities	364,903	329,552
Equity
Share capital, premium and other reserves	658,599	643,158
Capital reserve for transactions with controlling shareholder	2,388	2,388
Capital reserve for transactions with non-controlling interests	13,561	13,561
Accumulated losses	(277,579)	(203,995)
Equity attributable to owners of the Company	396,969	455,112
Non-controlling interests	702	1,950
Total equity	397,671	457,062
Total equity and liabilities	₪ 762,574	₪ 786,614